Depreciation and amortization	12 Months Ended
Mar. 31, 2023
Depreciation and amortisation expense [abstract]
Depreciation and amortization	Depreciation and amortization

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2023	2022	2021
Depreciation of property, plant and equipment	14	(14,033)	(16,737)	(19,425)
Amortization of customer relationships		(12,459)	(47,222)	(72,752)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of other intangible assets		(22,299)	(21,704)	(21,904)
Amortization of intangible assets	15	(36,995)	(71,163)	(96,893)
Total		(51,028)	(87,900)	(116,318)
The depreciation of property, plant and equipment predominantly comprise of depreciation related to the Right of use assets. For further details please refer to Note 13.
For the financial year ended March 31, 2023, 2022 and 2021 the amortization of intangible assets predominantly relates to.the assets recognized in the process of purchase price allocation during the acquisition of Global Blue by Silver Lake and Partners Group in 2012; to other intangible assets such as internally-developed IT software for TFSS and AVPS businesses, and to software purchased from external parties; for further details please refer to Note 15. The amortization period for customer relationships related to key accounts and national accounts acquired in 2012 ended as of July 31, 2022, while the initial acquisition value of these assets was EUR335.2 million.